Right of use assets (Tables)	12 Months Ended
Jun. 30, 2022
Right-of-use assets
Schedule of right of use assets

The analysis of the net book value of right-of-use assets by class of underlying asset is as follows:

		Warehouse	Land use
	Property	equipment	right
	(Note (i))	(Note (ii))	(Note (iii))	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Cost:
At July 1, 2020	832,657	24,857	—	857,514
Acquisitions through business combination	36,632	—	—	36,632
Additions	392,648	11,305	—	403,953
Derecognition	(155,478)	(24,179)	—	(179,657)
Exchange adjustments	(29,042)	(281)	—	(29,323)

At June 30, 2021	1,077,417	11,702	—	1,089,119
Acquisition of a subsidiary (Note 33(b))	—	—	1,781,595	1,781,595
Additions	337,717	414	815	338,946
Derecognition	(408,249)	(1,470)	—	(409,719)
Exchange adjustments	6,239	2	—	6,241

At June 30, 2022	1,013,124	10,648	1,782,410	2,806,182

Accumulated depreciation:
At July 1, 2020	(299,001)	(13,018)	—	(312,019)
Charge for the year	(205,344)	(8,146)	—	(213,490)
Derecognition	131,424	19,425	—	150,849
Exchange adjustments	13,033	191	—	13,224

At June 30, 2021	(359,888)	(1,548)	—	(361,436)

Charge for the year	(275,310)	(3,765)	(30,531)	(309,606)
Derecognition	243,575	1,470	—	245,045
Exchange adjustments	(2,917)	(1)	—	(2,918)

At June 30, 2022	(394,540)	(3,844)	(30,531)	(428,915)

Impairment:
At July 1, 2020	(42,628)	—	—	(42,628)
Charge for the year	—	—	—	—
Derecognition	1,759	—	—	1,759
Exchange adjustments	3,073	—	—	3,073

At June 30, 2021	(37,796)	—	—	(37,796)

Charge for the year	—	—	—	—
Derecognition	4,249	—	—	4,249
Exchange adjustments	(1,131)	—	—	(1,131)
At June 30, 2022	(34,678)	—	—	(34,678)

Net book value:
At June 30, 2021	679,733	10,154	—	689,887

At June 30, 2022	583,906	6,804	1,751,879	2,342,589

The analysis of expense items in relation to leases recognized in profit or loss is as follows:

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Depreciation charge of right-of-use assets by class of underlying asset:
Property	203,662	205,344	275,310
Warehouse equipment	10,455	8,146	3,765
Land use right	—	—	30,531
	214,117	213,490	309,606

Interest on lease liabilities (Note 10)	26,117	26,817	32,991
Expense relating to short-term leases and other leases with remaining lease term ending on or before June 30	28,486	28,656	28,384
Variable lease payments not included in the measurement of lease liabilities	3,521	2,846	4,648
COVID-19 rent concessions	(12,802)	(42,698)	(35,548)